Pension and Other Benefit Programs (Components of Pension Plan Expense (Benefit) (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Interest cost		$ 7	$ 8
Aggregate pension expense (benefit)		1	2
U.S. Operations
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 37	27	34
Estimated return on plan assets	(47)	(44)	(46)
Recognized actuarial gain	0	1	2
Settlement loss	4	0	0
Aggregate pension expense (benefit)	$ (6)	$ (16)	$ (10)